INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of detailed information about intangible assets
Beginning balance	$ 219,028
Ending Balance	200,731	$ 219,028
Technology-based intangible assets
Disclosure of detailed information about intangible assets
Beginning balance	219,028
Ending Balance	200,731	219,028
Cost | Technology-based intangible assets
Disclosure of detailed information about intangible assets
Ending Balance	361,284
Accumulated Amortization | Technology-based intangible assets
Disclosure of detailed information about intangible assets
Beginning balance	142,256	123,958
Amortization expense	18,297	18,298
Ending Balance	$ 160,553	$ 142,256